SHARE OPTIONS	12 Months Ended
Dec. 31, 2012
SHARE OPTIONS
SHARE OPTIONS

22. SHARE OPTIONS

        On May 30, 2006, the Board of Directors approved the adoption of a share incentive plan to provide additional incentives to employees, directors or external consultants. The maximum aggregate number of shares which may be issued pursuant to all awards (including options) is 2,330,000 shares, plus for awards other than incentive option shares, an annual increase to be added on the first business day of each calendar year beginning in 2007 equal to the lesser of one percent (1%) of the number of common shares outstanding as of such date, or a lesser number of common shares determined by the Board of Directors or a committee designated by the Board. In September 2010, the shareholders approved an amendment to the Plan to increase the maximum number of common shares which may be issued pursuant to all awards of options and restricted shares under the Plan to the sum of (i) 2,330,000 plus (ii) the sum of 1% of the number of outstanding common shares of the Company on the first day of each of 2007, 2008 and 2009 and 2.5% of the number of outstanding common shares of the Company outstanding on the first day of each calendar year after 2009. The share incentive plan will expire on, and no awards may be granted after, March 15, 2016. Under the terms of the share incentive plan, options are generally granted with an exercise price equal to the fair market value of the Company's ordinary shares and expire ten years from the date of grant.

Options to Employees

        As of December 31, 2012, there was $5,349,957 in total unrecognized compensation expense related to share-based compensation awards, which is expected to be recognized over a weighted-average period of 2.1 years. During the years ended December 31, 2010, 2011 and 2012, $3,641,260, $3,382,786 and $3,433,077 was recognized as compensation expense, respectively. There is no income tax benefit recognized in the income statement for the share-based compensation arrangements in 2010, 2011 and 2012.

        The Company utilizes the Binomial option-pricing model to estimate the fair value of stock options.

        The following assumptions were used to estimate the fair value of stock options granted in 2010, 2011 and 2012:

	2010	2011	2012
Risk free rate	4.25%~4.75%	2.76%~3.46%	3.15%
Volatility ratio	80%~84%	77%~79%	78.79%
Dividend yield	—	—	—
Annual exit rate	2.89%~3.36%	3.07%~4.37%	3.49%
Exercise multiple	5.00	4.40-4.70	4.40

        The Company used the market yield of USD dominated Chinese International government bonds with maturity periods that can cover the contractual life of the shares option for the risk-free rates. The Company estimated the expected volatility based on the average of historical daily annualized volatility of its own and comparable companies' stock prices. The Company's dividend policy is to retain earnings for reinvestment purpose and the Company does not intend to distribute dividends, thus the dividend yield is assumed to be zero. The Company estimated the annual exit rates based on the historical general exit rate of staff at different levels. The Company estimated the exercise multiple based on the historical exercise pattern of prior employee stock options granted by the Company.

        A summary of the option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Terms	Aggregate Intrinsic Value
		$		$
Options outstanding at January 1, 2012	2,832,550	10.59
Granted	69,900	3.03
Exercised	(64,852)	2.45
Forfeited	(231,771)	14.33

Options outstanding at December 31, 2012	2,605,827	10.25	7 years	434,885

Options vested or expected to vest at December 31, 2012	2,471,787	10.26	7 years	432,131

Options exercisable at December 31, 2012	1,734,792	10.43	6 years	410,577

        The weighted average grant-date fair value of options granted in 2010, 2011 and 2012 was $9.62, $6.50 and $2.22, respectively. The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was $1,786,605, $1,760,500 and $38,958, respectively.

Restricted shares to Employees

        The Company granted 333,190 and 116,500 restricted shares to employees in May 2006 and July 2006 respectively. The restricted shares were granted at nominal value and generally vest over periods from one to four years based on the specific terms of the grants. The difference between the exercise price of the restricted shares and the fair market value of the Company's ordinary shares at the date of grant resulted in total compensation cost of approximately $7.1 million that will be recognized ratably over the vesting period. During the years ended December 31, 2010, 2011 and 2012, the Company recognized $235,411, nil, and nil in compensation expense associated with these awards, respectively.

        As of December 31, 2012, there was no unrecognized share-based compensation related to unvested restricted share awards.

        The total fair value of restricted shares vested during the year ended December 31, 2010, 2011 and 2012 was $382,994, nil and nil, respectively.

Restricted shares units to Employees

        The Company granted 518,181 and 1,400,237 restricted shares units ("RSU") to employees in 2011 and 2012, respectively. The RSUs entitle the holders to receive the Company's common shares upon vesting. The RSU were granted for free and generally vest over periods from one to four years based on the specific terms of the grants. The fair market value of the Company's ordinary shares at the date of grant resulted in total compensation cost of approximately $4.6 million and $4.5 million that will be recognized ratably over the vesting period for the RSU granted in 2011 and 2012, respectively. During the year ended December 31, 2012, the Company recognized $1,752,165 in compensation expense associated with these awards.

        As of December 31, 2012, there was $6,121,559 of total unrecognized share-based compensation related to unvested restricted share units, which is expected to be recognized over a weighted-average period of 3.1 years.

        A summary of the RSU activity is as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
		$
Unvested at January 1, 2012	499,540	9.16
Granted	1,400,237	3.32
Vested	(131,069)	9.23
Forfeited	(98,177)	6.84

Unvested at December 31, 2012	1,670,531	4.40

        The total fair value of restricted shares units vested during the year ended December 31, 2012 was $1,007,340.